Note 19 - Income Taxes - Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Canada Revenue Agency [Member]
Operating Loss Carryforwards	$ 2
Canada Revenue Agency [Member] | Tax Year 2034 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2035 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2036 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2037 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2038 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2039 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2040 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2041 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2042 [Member]
Operating Loss Carryforwards	2
Canada Revenue Agency [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	6,433
Internal Revenue Service (IRS) [Member] | Tax Year 2034 [Member]
Operating Loss Carryforwards	501
Internal Revenue Service (IRS) [Member] | Tax Year 2035 [Member]
Operating Loss Carryforwards	1,767
Internal Revenue Service (IRS) [Member] | Tax Year 2036 [Member]
Operating Loss Carryforwards	2,872
Internal Revenue Service (IRS) [Member] | Tax Year 2037 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2038 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2039 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2040 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2041 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2042 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards	1,293
Israel Tax Authority [Member]
Operating Loss Carryforwards	67,170
Israel Tax Authority [Member] | Tax Year 2034 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2035 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2036 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2037 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2038 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2039 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2040 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2041 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2042 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards	$ 67,170